Deferred Income	12 Months Ended
Dec. 27, 2014
Deferred Income [Abstract]
Deferred Income [Text Block]
Note 14: Deferred Income
Deferred income at the end of each period was as follows:

(In Millions)	Dec 27, 2014	Dec 28, 2013
Deferred income on shipments of components to distributors	$944	$852
Deferred income from software and services	1,261	1,244
Current deferred income	2,205	2,096
Non-current deferred income from software and services	483	506
Total deferred income	$2,688	$2,602

We classify non-current deferred income from software and services within other long-term liabilities on the consolidated balance sheets.